GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Components of Goodwill

	2011	2012
Acquisition of Home Inns Beijing	137,072	137,072
Acquisition of Top Star hotel chain	191,368	191,368
Acquisition of Motel 168	1,806,846	1,806,846
Other acquisitions	62,442	119,345

Total goodwill	2,197,728	2,254,631